Further accounting policies - Structured entities (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
OEICs/UTs
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	£ 21,216	£ 20,718
OEICs/UTs | Equity securities and portfolio holdings in unit trusts
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	21,216	20,718
Separate account assets
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	128,220	130,528
Separate account assets | Equity securities and portfolio holdings in unit trusts
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	128,220	130,528
Other structured entities
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	11,081	10,894
Other structured entities | Debt securities
Unconsolidated structured entities reported in the statement of financial position
Aggregate carrying amount of investments in unconsolidated structured entities	£ 11,081	£ 10,894